APPENDIX F

FS GLOBAL CREDIT OPPORTUNITIES FUND

TERM PREFERRED SHARES, SERIES 2027

Preliminary Statement and Incorporation by Reference

This Appendix establishes a Series of Term Preferred Shares of FS Global Credit Opportunities Fund. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Term Preferred Shares in that “Supplement to the Amended and Restated Declaration of Trust Establishing and Fixing the Rights and Preferences of the Term Preferred Shares” dated August 9, 2018 (as amended by that certain Amendment No. 1 and that certain Amendment No. 3, the “TPS Supplement”). This Appendix has been adopted by resolution of the Board of Trustees, or a duly authorized committee thereof, of FS Global Credit Opportunities Fund. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the TPS Supplement.

Section 1.          Designation as to Series.

Term Preferred Shares, Series 2027: A series of one-hundred thousand (100,000) Preferred Shares classified as Term Preferred Shares is hereby designated as the “Term Preferred Shares, Series 2027” (the “Series 2027 Term Preferred Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration and the TPS Supplement (except as the TPS Supplement may be expressly modified by this Appendix), as are set forth in this Appendix F. The Series 2027 Term Preferred Shares shall constitute a separate series of Term Preferred Shares and each Series 2027 Term Preferred Share shall be identical. The following terms and conditions shall apply solely to the Series 2027 Term Preferred Shares:

Section 2.          Number of Authorized Shares of Series.

The number of authorized shares is one-hundred thousand (100,000).

Section 3.          Date of Original Issue with respect to Series.

The Date of Original Issue is November 2, 2021.

Section 4.          Dividend Rate Applicable to Series.

The Dividend Rate for Series 2027 Term Preferred Shares shall equal 2.95% per annum.

Section 4.          Liquidation Preference Applicable to Series.

The Liquidation Preference is $1,000 per share.

Section 5.          Term Redemption Date Applicable to Series.

The Term Redemption Date is January 31, 2027.

Section 6.          Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are January 31 and July 31 of each year, commencing on January 31, 2022 (or, if such day is not a Business Day, the next succeeding Business Day).

Section 7.          Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the TPS Supplement are hereby amended as follows:

“Optional Redemption Price” means, with respect to the Series 2027 Term Preferred Shares, an amount equal to the greater of (x) the Liquidation Preference of such Series of Term Preferred Shares and (y) the sum of (a) the present value of the Liquidation Preference and (b) the present value of all remaining scheduled dividend payments that would be payable from (and including) the Optional Redemption Date to (and including) October 31, 2026, in each case, discounted to the Optional Redemption Date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate + 50 bps, and in the case of both (x) and (y) plus an amount equal to all unpaid dividends and other distributions accumulated to (but excluding) the Optional Redemption Date (whether or not earned or declared, but excluding interest thereon); provided, however, that on or after October 31, 2026, the Fund may, at its sole option out of funds legally available therefor, redeem (in whole or, from time to time, in part) Series 2027 Term Preferred Shares at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees in accordance with the terms hereof. For the avoidance of doubt, this Optional Redemption Price does not apply to any Series 2027 Term Preferred Shares redeemed: (i) pursuant to Corrective Action for failure to maintain Asset Coverage of at least 225%, as provided for in Section 2.5(b) of the Supplement, (ii) upon a change of control of the Adviser, as provided for in Section 2.5(d), and (ii) upon a Rating Event, as provided for in Section 2.5(e).

“Redemption Price” shall mean the Term Redemption Price, the Mandatory Redemption Price, the Change of Control Redemption Price or the Optional Redemption Price, as applicable.

Section 8.          Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Comparable Treasury Issue” means the United States Treasury security or securities selected by an Independent Investment Banker as having an actual or interpolated maturity comparable to January 31, 2027, that would be utilized, at the time of selection and in accordance with customary financial practice, in pricing new issues of corporate preferred securities with a maturity comparable to January 31, 2027.

“Comparable Treasury Price” means, with respect to any Optional Redemption Date, (1) the average of the Reference Treasury Dealer Quotations for such Optional Redemption Date, after excluding the highest and lowest such Reference Treasury Dealer Quotation or (2) if the Independent Investment Banker obtains fewer than four such Reference Treasury Quotations, the average of all such quotations.

“Dividend Period” means, with respect to each of the Series 2027 Term Preferred Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series of Term Preferred Shares and ending on and including the calendar day immediately preceding the initial Dividend Payment Date and, for each subsequent Dividend Period, the period beginning on the Dividend Payment Date for the previous Dividend Period and ending on and including the calendar day immediately preceding the Dividend Payment Date for such semi-annual Dividend Period (or, if earlier, on the date on which such Series 2027 Term Preferred Share is redeemed).

“Independent Investment Banker” means one of the Reference Treasury Dealers appointed by the Fund.

“Investment Grade Rating” means a rating equal to or higher than Baa3 (or the equivalent) by Moody’s and BBB- (or the equivalent) by Standard & Poor’s Financial Rating Services, a division of McGraw-Hill, Inc., or any other equivalent rating by any NRSRO.

“Optional Redemption Premium” means with respect to each Series 2027 Term Preferred Share, an amount equal to 0.00% of the Liquidation Preference for such Series 2027 Term Preferred Share. For the avoidance of doubt, notwithstanding that the Optional Redemption Premium is 0.00%, the Optional Redemption Price is the amount as specified in such definition.

“Rating Event Rate” means the sum of the applicable Dividend Rate for such Series plus 3.50% per annum.

“Reference Treasury Dealer” means each of any four primary U.S. Government securities dealers in the United States of America selected by the Fund.

“Reference Treasury Dealer Quotation” means, with respect to each Reference Treasury Dealer and any Optional Redemption Rate, the average, as determined by the Independent Investment Banker, of the bid and asked price for the Comparable Treasury Issue (expressed in each case as a percentage of its Liquidation Preference) quoted in writing to the Independent Investment Banker by such Reference Treasury Dealer at 3:30 pm New York City time on the third Business Day preceding such Optional Redemption Date.

“Treasury Rate” means, with respect to any Optional Redemption Date, the rate per annum equal to the semi-annual equivalent yield to maturity or interpolated maturity (on a day count basis) of the Comparable Treasury Issue, calculated using a price for the Comparable Treasury Issue (expressed as a percentage of its Liquidation Preference) equal to the Comparable Treasury Price for such Optional Redemption Date.

Section 9.          Amendments to Terms of Term Preferred Shares Applicable to the Series.

The following provisions contained under the heading “Terms Applicable to all Series of Term Preferred Shares” in the TPS Supplement are hereby amended as follows:

Section 2.2(d) of the TPS Supplement shall be replaced in its entirety with new Section 2.2(d) as follows:

(d)        Redemption upon a Change of Control.

   (i)      At any time that the Adviser, or an affiliate thereof, ceases to be the investment adviser to the Fund and is not replaced within 120 days by another investment adviser reasonably acceptable to Holders of a majority of the Outstanding Series 2026 Term Preferred Shares (a “Series 2026 Change of Control”), the Fund will be required to make an offer (the “Series 2026 Change of Control Offer”) to the Holders of Outstanding Series 2026 Term Preferred Shares to redeem all or any of such Holder’s Series 2026 Term Preferred Shares at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees in accordance this Supplement. Within 30 days following the expiration of the 120-day period described in this Section 2.5(d)(i), the Fund will notify the Holders of Outstanding Series 2026 Term Preferred Shares of a Series 2026 Change of Control Offer (a “Series 2026 Change of Control Offer Notice”) by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means, which, for the avoidance of doubt, may be to the holder of the global security representing the Series 2026 Term Preferred Shares and registered in the name of Cede & Co. The Series 2026 Change of Control Offer Notice shall state: (i) that a Series 2026 Change of Control has occurred as defined in this Section 2.5(d)(i) of the Supplement and that such Holder of Series 2026 Term Preferred Shares has the right to require the Fund to redeem all or any of such Holder’s Series 2026 Term Preferred Shares at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees in accordance this Supplement (the “Series 2026 Change of Control Redemption Price”); (ii) the date fixed for redemption pursuant to this Section 2.5(d)(i), which shall be no earlier than 30, nor later than 60 days from the date such Series 2026 Change of Control Offer Notice is sent (the “Series 2026 Change of Control Redemption Date”); (iii) the CUSIP number for the Series 2026 Term Preferred Shares; (iv) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Series 2026 Change of Control Offer Notice states) are to be surrendered for payment of the Series 2026 Change of Control Redemption Price; (v) that Holders of Series 2026 Term Preferred Shares electing to have any of their Series 2026 Term Preferred Shares redeemed will be required to surrender such Series Term Preferred Shares with an appropriate form duly completed by such Holder and attached to the Series 2026 Change of Control Offer Notice specifying, among other things, the number of Series 2026 Term Preferred Shares that the Holder is surrendering for redemption; (vi) that Holders of Series 2026 Term Preferred Shares will be entitled to withdraw their election referred to in clause (v) if the Redemption and Paying Agent receives, not later than the close of business on the second Business Day preceding the Redemption Date, a facsimile transmission or letter setting forth the name of the Holder, the number of Series 2026 Term Preferred Shares surrendered for redemption and a statement that such Holder is withdrawing his, her or its election to have the Series 2026 Term Preferred Shares to be redeemed; and (vii) that dividends on the Series 2026 Term Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date. The Fund shall cause the Series 2026 Change of Control Offer to remain open for at least 20 Business Days from the date on which the Series 2026 Change of Control Offer Notice was sent. On the Series 2026 Change of Control Redemption Date, the Fund shall (x) accept for redemption all Series 2026 Term Preferred Shares properly tendered for redemption pursuant to the Series 2026 Change of Control Office Notice and (y) effect the redemption of such Series 2026 Term Preferred Shares in accordance with the provisions of Section 2.5(g)(i)-(vi) herein.

   (ii) At any time that the Adviser, or an affiliate thereof, ceases to be the investment adviser to the Fund and is not replaced within 120 days by another investment adviser reasonably acceptable to Holders of a majority of the Outstanding Series 2027 Term Preferred Shares (a “Series 2027 Change of Control”), the Fund will be required to make an offer (the “Series 2027 Change of Control Offer”) to the Holders of Outstanding Series 2027 Term Preferred Shares to redeem all or any of such Holder’s Series 2027 Term Preferred Shares at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees in accordance this Supplement. Within 30 days following the expiration of the 120-day period described in this Section 2.5(d)(ii), the Fund will notify the Holders of Outstanding Series 2027 Term Preferred Shares of a Series 2027 Change of Control Offer (a “Series 2027 Change of Control Offer Notice” and, together with a Series 2026 Change of Control Offer Notice, a “Change of Control Offer Notice”) by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means, which, for the avoidance of doubt, may be to the holder of the global securities representing the Series 2027 Term Preferred Shares and registered in the name of Cede & Co. The Series 2027 Change of Control Offer Notice shall state: (i) that a Series 2027 Change of Control has occurred as defined in this Section 2.5(d)(ii) of the Supplement and that such Holder of Series 2027 Term Preferred Shares has the right to require the Fund to redeem all or any of such Holder’s Series 2027 Term Preferred Shares at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees in accordance this Supplement (the “Series 2027 Change of Control Redemption Price” and, together with Series 2026 Change of Control Redemption Price, the “Change of Control Redemption Price”); (ii) the date fixed for redemption pursuant to this Section 2.5(d)(ii), which shall be no earlier than 30, nor later than 60 days from the date such Series 2027 Change of Control Offer Notice is sent (the “Series 2026 Change of Control Redemption Date” and together with the Series 2026 Change of Control Redemption Date, the “Change of Control Redemption Date”); (iii) the CUSIP numbers for the Series 2027 Term Preferred Shares; (iv) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Series 2027 Change of Control Offer Notice states) are to be surrendered for payment of the Series 2027 Change of Control Redemption Price; (v) that Holders of Series 2027 Term Preferred Shares electing to have any of their Series 2027 Term Preferred Shares redeemed will be required to surrender such Series Term Preferred Shares with an appropriate form duly completed by such Holder and attached to the Series 2027 Change of Control Offer Notice specifying, among other things, the number of Series 2027 Term Preferred Shares that the Holder is surrendering for redemption; (vi) that Holders of Series 2027 Term Preferred Shares will be entitled to withdraw their election referred to in clause (v) if the Redemption and Paying Agent receives, not later than the close of business on the second Business Day preceding the Redemption Date, a facsimile transmission or letter setting forth the name of the Holder, the number of Series 2027 Term Preferred Shares surrendered for redemption and a statement that such Holder is withdrawing his, her or its election to have the Series 2027 Term Preferred Shares to be redeemed; and (vii) that dividends on the Series 2027 Term Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date. The Fund shall cause the Series 2027 Change of Control Offer to remain open for at least 20 Business Days from the date on which the Series 2027 Change of Control Offer Notice was sent. On the Series 2027 Change of Control Redemption Date, the Fund shall (x) accept for redemption all Series 2027 Term Preferred Shares properly tendered for redemption pursuant to the Series 2027 Change of Control Office Notice and (y) effect the redemption of such Series 2027 Term Preferred Shares in accordance with the provisions of Section 2.5(g)(i)-(vi) herein.

Section 2.2(h) of the TPS Supplement shall be replaced in its entirety with new Section 2.2(h) as follows:

(h)        Rating Event.

   (i) The Dividend Rate on the Series 2026 Term Preferred Shares shall be adjusted to give effect to the Rating Event Rate if (i) at any time the Fund does not have at least one credit rating with respect to the Series 2026 Term Preferred Shares issued by an NRSRO, except Egan-Jones Rating Company or Morningstar Credit Ratings, that is an Investment Grade Rating and (ii) such lack of an Investment Grade Rating continues for a period of 75 consecutive days (a “2026 Rating Event”); provided that no Rating Event Rate shall apply if, at any time during such 75-day period, the Fund delivers a certificate to the Holders of the Series 2026 Term Preferred Shares certifying that it is in the process of obtaining a credit rating from at least one NRSRO, except Egan-Jones Rating Company or Morningstar Credit Ratings, that the Fund believes in good faith will be an Investment Grade Rating (a “2026 Pending Investment Grade Rating Certificate”). If the Fund fails to deliver a Pending Investment Grade Rating Certificate during such 75-day period, the Rating Event Rate shall be effective from the date on which a Rating Event occurs until the Fund obtains an Investment Grade Rating from any NRSRO, except Egan-Jones Ratings Company or Morningstar Credit Ratings, after which the Rating Event Rate will no longer be in effect unless and until another Rating Event occurs. In case of any Rating Event on the Series 2026 Term Preferred Shares, the Dividend Rate for such Series 2026 Term Preferred Shares will be equal to the Rating Event Rate for each calendar day on which such Rating Event is in effect in respect thereof.

   (ii) The Dividend Rate on the Series 2027 Term Preferred Shares shall be adjusted to give effect to the Rating Event Rate if (i) at any time the Fund does not have at least one credit rating with respect to the Series 2027 Term Preferred Shares issued by an NRSRO, except Egan-Jones Rating Company or Morningstar Credit Ratings, that is an Investment Grade Rating and (ii) such lack of an Investment Grade Rating continues for a period of 75 consecutive days (a “2027 Rating Event” and either the 2026 Rating Event or the 2027 Rating Event a “Rating Event”); provided that no Rating Event Rate shall apply if, at any time during such 75-day period, the Fund delivers a certificate to the Holders of the Series 2027 Term Preferred Shares certifying that it is in the process of obtaining a credit rating from at least one NRSRO, except Egan-Jones Rating Company or Morningstar Credit Ratings, that the Fund believes in good faith will be an Investment Grade Rating (a “2027 Pending Investment Grade Rating Certificate” and either the 2026 Pending Investment Grade Rating Certificate or 2027 Pending Investment Grade Rating Certificate, a “Pending Investment Grade Rating”). If the Fund fails to deliver a Pending Investment Grade Rating Certificate during such 75-day period, the Rating Event Rate shall be effective from the date on which a Rating Event occurs until the Fund obtains an Investment Grade Rating from any NRSRO, except Egan-Jones Ratings Company or Morningstar Credit Ratings, after which the Rating Event Rate will no longer be in effect unless and until another Rating Event occurs. In case of any Rating Event on the Series 2027 Term Preferred Shares, the Dividend Rate for such Series 2027 Term Preferred Shares will be equal to the Rating Event Rate for each calendar day on which such Rating Event is in effect in respect thereof.

Sections 2.5(b)(i) of the TPS Supplement shall be amended and restated as follows:

(b) Asset Coverage Corrective Action or Cure.

   (i) If the Fund fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) and such failure is not cured as of the close of business on the Asset Coverage Cure Date (other than as a result of the Corrective Action required by this Section 2.5(b)(i)), the Fund shall, to the extent permitted by the 1940 Act and Delaware law and pursuant to the terms and conditions of any credit agreement, loan agreement, credit facility or other agreement representing borrowings of the Fund (a “Financing Arrangement”) that is in effect at such time, by the close of business on the Business Day next following such Asset Coverage Cure Date, (x) determine (1) the Corrective Action to be taken to cause the Fund to regain compliance with the Asset Coverage requirement provided in Section 2.4(a); and (2) the date, which date shall not be later than fifteen (15) calendar days following such Asset Coverage Cure Date, on which the Fund shall regain compliance with the Asset Coverage requirement provided in Section 2.4(a); provided that the Fund may select a different Corrective Action to be taken following the determination in clause (x)(1) so long as the Fund regains compliance with the Asset Coverage requirement by the date determined in clause (x)(2); and (y)(1) in the case of a Corrective Action involving an Irrevocable Deposit in connection with a redemption of Preferred Shares pursuant to this Section 2.5(b), cause such Irrevocable Deposit to be made, in each case, on or prior to the fifteenth (15th) calendar day following such Asset Coverage Cure Date, in accordance with the terms of the Preferred Shares to be redeemed, for the redemption of a sufficient number of Preferred Shares that would enable the Fund to meet the requirements of Section 2.5(b)(iii); (2) in the case of a Corrective Action involving a repayment of indebtedness of the Fund, on or prior to the fifteenth (15th) calendar day following such Asset Coverage Cure Date, repay such indebtedness; or (3) in the case of a Corrective Action involving one or more corrective trades involving assets of the Fund, on or prior to the fifteenth (15th) calendar day following such Asset Coverage Cure Date, execute such corrective trades. Notwithstanding the foregoing, with respect only to the Series 2026 Term Preferred Shares and 2027 Term Preferred Shares, if any Series 2026 Term Preferred Shares or Series 2027 Term Preferred Shares are Outstanding and the corrective action described in clause (i) of the definition of “Corrective Action” is the only corrective action taken pursuant to this Section 2.5(b), the Fund must regain Asset Coverage of at least 225% but no more than 250% by the date determined in Section 2.5(b)(x)(2).

Sections 2.5(e) of the TPS Supplement shall be amended by adding clauses (iv), (v) and (vi) thereto as follows:

(e) Redemption upon a Rating Event.

   (iv) Subject to the provisions of Section 2.5(e)(v), if (x) the Fund does not have at least one credit rating with respect to the Series 2027 Term Preferred Shares issued by an NRSRO, except Egan-Jones Rating Company or Morningstar Credit Ratings, that is an Investment Grade Rating, (y) the Fund has attempted in good faith to obtain an Investment Grade Rating with respect to the Outstanding Series 2027 Term Preferred Shares from any NRSRO, except Egan-Jones Rating Company or Morningstar Credit Ratings, and (z) the Fund delivers a certificate to the Holders of the Series 2027 Term Preferred Shares certifying that it believes in good faith that it is unable to obtain an Investment Grade Rating with respect to the Series 2027 Term Preferred Shares, then the Fund may out of funds legally available therefor and to the extent permitted by any Financing Arrangement in effect on such date redeem in whole or from time to time in part the Outstanding Series 2027 Term Preferred Shares, at a redemption price per Series 2027 Term Preferred Share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees. If any other NRSRO, other than Egan-Jones Rating Company or Morningstar Credit Ratings, has notified the Fund that it is able to issue an Investment Grade Rating with respect to the Series 2027 Term Preferred Shares, the Fund will use commercially reasonable efforts to cause the applicable NRSRO that is unable to issue an Investment Grade Rating to (A) withdraw its rating of the Series 2027 Term Preferred Shares or (B) change any public credit rating of the Series 2027 Term Preferred Shares that is not an Investment Grade Rating to a private credit rating; provided that the Fund shall not be required to take any of the foregoing actions so long as it maintains at least two Investment Grade Ratings issued by NRSROs, except Egan-Jones Rating Company or Morningstar Credit Ratings, with respect to the Series 2027 Term Preferred Shares.

   (v) If fewer than all of the Outstanding Series 2027 Term Preferred Shares are to be redeemed pursuant to Section 2.5(e)(iv), the Series 2027 Term Preferred Shares to be redeemed shall be selected either (A) pro rata among the Holders of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in this Section 2.5(e)(v) shall be subject to any applicable procedures established by the Securities Depository. Subject to the provisions of this Supplement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which Series 2027 Term Preferred Shares will be redeemed pursuant to this Section 2.5(e) from time to time.

   (vi) The Fund may not on any date deliver a Notice of Redemption pursuant to Section 2.5(g) in respect of a redemption contemplated to be effected pursuant to this Section 2.5(e) unless on such date the Fund has available Deposit Securities having a Market Value not less than the amount that will be due to Holders of the Series 2027 Term Preferred Shares by reason of the redemption of such Series 2027 Term Preferred Shares on the Redemption Date contemplated by such Notice of Redemption.

The following additional provisions shall apply to the Series 2027 Term Preferred Shares:

(a)        Notwithstanding anything in Section 2.18 of the TPS Supplement to the contrary, (a) the “Prohibited Transferee List” for the Series 2027 Term Preferred Shares (the “Series 2027 Prohibited Transferee List”) shall be a separate list from the list applicable to the Term Preferred Shares of any other Series, (b) the Series 2027 Prohibited Transferee List initially shall consist of the Persons listed in the subscription agreements for the purchase of the Series 2027 Term Preferred Shares issued upon creation of such Series ; (c) any modification, amendment or addition to the Series 2027 Prohibited Transferee List shall be subject to the approval requirements of Section 2.6(c)(iii); and (d) the Fund shall maintain the Series 2027 Prohibited Transferee List on a password-protected website made available to Holders of the Series 2027 Term Preferred Shares.

(b) All of the Series 2027 Term Preferred Shares shall constitute shares of a single Series; provided, that for the purpose of complying with its agreement in the subscription agreements for the purchase of the Series 2027 Term Preferred Shares issued upon creation of such Series to effect any partial redemption pro rata, the Fund shall: (i) obtain at least four CUSIP numbers to separately identify each 25,000 of Series 2027 Term Preferred Shares allocated as set forth in the subscription agreements: and (ii) notwithstanding any provision to the contrary in the TPS Supplement or otherwise, effect any partial redemption of Series 2027 Term Preferred Shares pro rata by CUSIP number.

IN WITNESS WHEREOF, FS Global Credit Opportunities Fund has caused this Appendix to be signed on ___November 2_____, 2021 in its name and on its behalf by a duly authorized officer.

FS Global Credit Opportunities Fund

By: Edward T. Gallivan, Jr.

     Name: Edward T. Gallivan, Jr.

     Title: Chief Financial Officer

[Signature Page to Appendix F]